Other Expenses, Gains and Losses	12 Months Ended
Dec. 31, 2020
Other expenses, gains and losses [Abstract]
Other Expenses, Gains and Losses	OTHER EXPENSES, GAINS AND LOSSES

		Year ended December 31,
		2020	2019	2018
	Notes		US$ in millions
Utilities and operating supplies		$116	$195	$207
Contract labor and services		65	152	151
Repairs and maintenance		65	85	93
Provision for expected credit losses, net		52	24	9
Advertising and promotions		27	129	124
Royalty fees	25(a)(v)	22	113	112
Management fees(i)		16	47	50
Lease payments for which the recognition exemption is applied and variable lease payments not included in lease liabilities	13(c)	3	8	—
Operating lease expense		—	—	15
Auditor’s remuneration		2	2	2
Loss on disposal of property and equipment, investment properties and intangible assets(ii), (iii)		73	16	131
Impairment loss on property and equipment(iv)	3(c)	—	65	—
Net foreign exchange gains		(17)	(35)	(4)
Other support services		58	101	100
Other operating expenses		62	115	99
		$544	$1,017	$1,089

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(i)     Total management fees for the year ended December 31, 2020, 2019 and 2018 includes US$3 million, US$24 million and US$23 million charged by third parties and US$13 million, US$23 million and US$27 million charged by related parties, net of amounts capitalized.
(ii)    The loss for the year ended December 31, 2020 includes demolition cost of US$34 million primarily related to The Londoner Macao project.
(iii)    The loss for the year ended December 31, 2018 primarily consisted of a loss of US$128 million on asset disposals related to the preparation of the construction site for The Grand Suites at Four Seasons.
(iv)    The impairment loss for the year ended December 31, 2019 resulted from the decrease in volume of passengers in our ferry operations. For details refer to Note 3(c).